UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Leylegian Investment Management, Inc.
Address:  601 Gateway Boulevard
          Suite 700
          South San Francisco, CA 94080

13F File Number:  28-2288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     George A. Leylegian
Title:    President and C.E.O.
Phone:    650-615-9500
Signature, Place, and Date of Signing:

   George A. Leylegian   So. San Francisco, Calif.   January 4,
2000

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT.

[   ]       13F NOTICE.

[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $144,810


List of Other Included Managers:

 No.  13F File Number     Name

 01
 02
 03
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
                                                    FORM 13F INFORMATION TABLE

                                                 VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS   CUSIP  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE   SHARED   NONE
----------------------  --------------- ------- -------- -------  --- ---- ------- ---------- ------ -------- ------

AFLAC                   COM           001055102   3735    79150   SH       SOLE                79150
AMERICAN HOME PRODUCTS  COM           026609107   2696    68700   SH       SOLE                68700
BP AMOCO ADS            COM           055622104   4610    77724   SH       SOLE                77724
BMC SOFTWARE            COM           055921100   2834    35450   SH       SOLE                35450
BAKER HUGHES            COM           057224107   7141   339025   SH       SOLE               339025
BORDERS GROUP           COM           099709107   4013   246950   SH       SOLE               246950
BRISTOL-MYERS SQUIBB    COM           110122108   4455    69400   SH       SOLE                69400
CBS                     COM           12490K107   2815    44025   SH       SOLE                44025
CABLETRON SYSTEMS       COM           126920107   4329   166500   SH       SOLE               166500
CHEVRON                 COM           166751107   3734    43100   SH       SOLE                43100
COLGATE-PALMOLIVE       COM           194162103   5262    80950   SH       SOLE                80950
DIAMOND OFFSHORE DR     COM           25271C102   4146   135650   SH       SOLE               135650
FIRST DATA              COM           319963104   2653    53792   SH       SOLE                53792
FRANKLIN RESOURCES      COM           354613101   2490    77650   SH       SOLE                77650
GENERAL ELECTRIC        COM           369604103   4342    28060   SH       SOLE                28060
GRUPO TELEVISA          COM           40049J206   4184    61300   SH       SOLE                61300
GRUPO ELEKTRA           COM           40050A102   5015   514350   SH       SOLE               514350
HEWLETT-PACKARD         COM           428236103   4368    38400   SH       SOLE                38400
HOME DEPOT              COM           437076102   3537    51450   SH       SOLE                51450
ILLINOIS TOOL WORKS     COM           452308109   4238    62725   SH       SOLE                62725
INPUT/OUTPUT            COM           457652105   2181   430800   SH       SOLE               430800
JOHNSON & JOHNSON       COM           478160104   4026    43175   SH       SOLE                43175
MBIA                    COM           55262C100   2403    45500   SH       SOLE                45500
MERCK                   COM           589331107   4528    67400   SH       SOLE                67400
MOTOROLA                COM           620076109   4524    30725   SH       SOLE                30725
NATIONAL SEMICONDUCTOR  COM           637640103   3314    77400   SH       SOLE                77400
NETWORK EQUIPMENT TECH  COM           641208103   1953   165350   SH       SOLE               165350
NEWBRIDGE NETWORKS      COM           650901101   2987   132400   SH       SOLE               132400
NOVELL                  COM           670006105   3570    89400   SH       SOLE                89400
PETROLEUM GEO SERVICES  COM           716597109   4056   227700   SH       SOLE               227700
PFIZER                  COM           717081103   4380   135025   SH       SOLE               135025
R&B FALCON              COM           74912E101   3328   251200   SH       SOLE               251200
SCHERING-PLOUGH         COM           806605101   3273    77250   SH       SOLE                77250
STERLING COMMERCE       COM           859205106   4097   120500   SH       SOLE               120500
TELEFONICA DE ARGENTINA COM           879378206   3994   129350   SH       SOLE               129350

TRIBUNE                 COM           896047107   2766    50225   SH       SOLE                50225
UNUMPROVIDENT           COM           91529Y106   3706   115575   SH       SOLE               115575
PANAMERICAN BEVERAGES   COM           P74823108   5127   249350   SH       SOLE               249350